Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2023	$ 115,147		$ 7,323	$ 19,398	$ (9)	$ (231)	$ 81,059	$ 7,508	$ 115,048	$ 99	$ (1,860)	$ 6,612	$ 2,756
Changes in equity
Issues of share capital and other equity instruments	4,288		2,720	1,586			(18)		4,288
Common shares purchased for cancellation	(73)	$ (7)		(7)			(66)		(73)
Redemption of preferred shares and other equity instruments	(521)		(523)				2		(521)
Sales of treasury shares and other equity instruments	5,015				1,067	3,948			5,015
Purchases of treasury shares and other equity instruments	(4,994)				(1,086)	(3,908)			(4,994)
Share-based compensation awards	6	126					6		6
Dividends on common shares	(5,906)						(5,906)		(5,906)
Dividends on preferred shares and distributions on other equity instruments	(236)						(231)		(231)	(5)
Other	10						10		10
Net income	12,018						12,011		12,011	7
Total other comprehensive income (loss), net of taxes	(262)						(802)	540	(262)		999	71	(530)
Balance at end of period at Jul. 31, 2024	124,492		9,520	20,977	(28)	(191)	86,065	8,048	124,391	101	(861)	6,683	2,226
Balance at beginning of period at Apr. 30, 2024	121,604		9,420	20,918	19	(71)	83,774	7,444	121,504	100	(1,082)	6,388	2,138
Changes in equity
Issues of share capital and other equity instruments	662		600	66			(4)		662
Common shares purchased for cancellation	(73)	(7)		(7)			(66)		(73)
Redemption of preferred shares and other equity instruments	(500)		(500)						(500)
Sales of treasury shares and other equity instruments	2,159				550	1,609			2,159
Purchases of treasury shares and other equity instruments	(2,326)				(597)	(1,729)			(2,326)
Share-based compensation awards	(2)	66					(2)		(2)
Dividends on common shares	(2,009)						(2,009)		(2,009)
Dividends on preferred shares and distributions on other equity instruments	(108)						(106)		(106)	(2)
Other	3						3		3
Net income	4,486						4,483		4,483	3
Total other comprehensive income (loss), net of taxes	596						(8)	604	596		221	295	88
Balance at end of period at Jul. 31, 2024	124,492		9,520	20,977	(28)	(191)	86,065	8,048	124,391	101	(861)	6,683	2,226
Balance at beginning of period at Oct. 31, 2024	127,192		9,020	21,013	11	(61)	88,608	8,498	127,089	103	(897)	7,128	2,267
Changes in equity
Issues of share capital and other equity instruments	3,142		3,104	58			(20)		3,142
Common shares purchased for cancellation	(1,781)	(155)		(155)			(1,626)		(1,781)
Redemption of preferred shares and other equity instruments	(600)		(600)						(600)
Sales of treasury shares and other equity instruments	7,359				3,141	4,218			7,359
Purchases of treasury shares and other equity instruments	(7,378)				(3,178)	(4,200)			(7,378)
Share-based compensation awards	23	58					23		23
Dividends on common shares	(6,344)						(6,344)		(6,344)
Dividends on preferred shares and distributions on other equity instruments	(394)						(355)		(355)	(39)
Other	(27)						(27)		(27)
Net income	14,935						14,930		14,930	5
Total other comprehensive income (loss), net of taxes	(495)						(218)	(277)	(495)	0	73	(116)	(234)
Balance at end of period at Jul. 31, 2025	135,632		11,524	20,916	(26)	(43)	94,971	8,221	135,563	69	(824)	7,012	2,033
Balance at beginning of period at Apr. 30, 2025	132,530		10,416	20,975	(53)	(155)	92,988	8,276	132,447	83	(1,020)	6,795	2,501
Changes in equity
Issues of share capital and other equity instruments	1,720		1,708	22			(10)		1,720
Common shares purchased for cancellation	(955)	(81)		(81)			(874)		(955)
Redemption of preferred shares and other equity instruments	(600)		(600)						(600)
Sales of treasury shares and other equity instruments	3,221				1,910	1,311			3,221
Purchases of treasury shares and other equity instruments	(3,082)				(1,883)	(1,199)			(3,082)
Share-based compensation awards	4	$ 22					4		4
Dividends on common shares	(2,165)						(2,165)		(2,165)
Dividends on preferred shares and distributions on other equity instruments	(138)						(125)		(125)	(13)
Other	6						6		6
Net income	5,414						5,415		5,415	(1)
Total other comprehensive income (loss), net of taxes	(323)						(268)	(55)	(323)		196	217	(468)
Balance at end of period at Jul. 31, 2025	$ 135,632		$ 11,524	$ 20,916	$ (26)	$ (43)	$ 94,971	$ 8,221	$ 135,563	$ 69	$ (824)	$ 7,012	$ 2,033